Commitments and Contingencies - Schedule of Fair Value of the Class A Ordinary Shares (Details) - Class A Ordinary Shares [Member] - SK GROWTH OPPORTUNITIES CORPORATION [Member] - Non Redemption Agreement [Member]
Dec. 27, 2023
Stock price [Member]
Schedule of Fair Value of the Class A Ordinary Shares [Line Items]
Fair Value	10.86
Volatility [Member]
Schedule of Fair Value of the Class A Ordinary Shares [Line Items]
Fair Value	40
Term (years) [Member]
Schedule of Fair Value of the Class A Ordinary Shares [Line Items]
Fair Value	1.59
Risk-free rate [Member]
Schedule of Fair Value of the Class A Ordinary Shares [Line Items]
Fair Value	4.44